Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments required under all of the Company's operating lease agreements

The following is a schedule of future minimum rental payments required under all of the Company's operating lease agreements for the years ending September 30:

2013	$342
2014	332
2015	292
2016	250
2017	98

$1,314